7. CAPITAL AND RESERVES: Schedule of continuity of finder's options (Tables)	12 Months Ended
Dec. 31, 2017
Tables/Schedules
Schedule of continuity of finder's options

The continuity of finder’s options for the year ended December 31, 2017 is as follows:

	Exercise	December 31,				December 31,
Expiry date	price	2016	Issued	Exercised	Expired	2017
August 22, 2017 (1)	$0.25	152,600	-	-	(152,600)	-
July 14, 2018	$0.10	99,000	-	-	-	99,000
July 4, 2019 (2)	$0.10	411,250	-	-	-	411,250
Outstanding		662,850	-	-	(152,600)	510,250
Weighted average exercise price		$0.13	$0	$0	$0.25	$0.10

(1)The finder’s options are exercisable into units, with each unit consisting of one common share and one warrant exercisable until August 22, 2017 at $0.40. These finder’s options expired unexercised.

(2)The finder’s options are exercisable into units, with each unit consisting of one common share and one warrant exercisable until July 4, 2019 at $0.15.

As of December 31, 2017, the weighted average contractual remaining life is 1.32 years (December 31, 2016 – 1.93 years).

The continuity of finder’s options for the year ended December 31, 2016 is as follows:

	Exercise	December 31,				December 31,
Expiry date	price	2015	Issued	Exercised	Expired	2016
September 24, 2016	$0.10	148,800	-	(84,000)	(64,800)	-
August 22, 2017	$0.25	152,600	-	-	-	152,600
July 14, 2018	$0.10	468,000	-	(369,000)	-	99,000
July 4, 2019	$0.10	-	411,250	-	-	411,250
Outstanding		769,400	411,250	(453,000)	(64,800)	662,850
Weighted average exercise price		$0.13	$0.10	$0.10	$0.10	$0.13

The continuity of finder’s options for the year ended December 31, 2015 is as follows:

	Exercise	December 31,				December 31,
Expiry date	price	2014	Issued	Exercised	Expired	2015
October 4, 2015	$0.15	545,500	-	-	(545,500)	-
September 24, 2016 (1)	$0.10	148,800	-	-	-	148,800
August 22, 2017 (2)	$0.25	152,600	-	-	-	152,600
July 14, 2018	$0.10	-	468,000	-	-	468,000
Outstanding		846,900	468,000	-	(545,500)	769,400
Weighted average exercise price		$0.16	$0.10	$0	$0.15	$0.13